Schedule of goodwill and accumulated impairment losses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Oct. 26, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Gross	¥ 84,609	¥ 84,609
Accumulated impairment loss
Goodwill, net	¥ 84,609	¥ 84,609	¥ 84,600